Financial Instruments - Short-Term Borrowings (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Jun. 24, 2016
Short-term Debt [Line Items]
Commercial paper		$ 6,100	$ 5,800
Current portion of long-term debt, carried at historical proceeds (not included above (2.4% and 3.0%)	[1]	3,532	4,201
Other short-term borrowings	[2]	320	673
Total short-term borrowings, principal amount		9,951	10,674
Net fair value adjustments related to hedging and purchase accounting		14	24
Net unamortized discounts, premiums and debt issuance costs		(12)	(11)
Total Short-term borrowings, including current portion of long-term debt, carried at historical proceeds, as adjusted	[3]	$ 9,953	$ 10,688
Commercial Paper [Member]
Short-term Debt [Line Items]
Commercial paper, weighted average interest rate		1.36%	0.83%
Anacor [Member]
Short-term Debt [Line Items]
Debt assumed				$ 698
Line of Credit [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Line of credit facility, remaining borrowing capacity		$ 7,000

[1]	For additional information, see Note 7D.
[2]	Other short-term borrowings primarily include cash collateral. For additional information, see Note 7F.
[3]	Amounts may not add due to rounding.